Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 90.9%	Shares	Value
Australia - 2.6%
Commonwealth Bank of Australia	14,712	$1,153,998
CSL Ltd.	3,958	742,628
Evolution Mining Ltd.	539,343	1,260,517
Mineral Resources Ltd.	30,661	1,414,642
Perseus Mining Ltd.	1,325,946	1,859,345
Qantas Airways Ltd.*	904,532	3,211,207
Westpac Banking Corp.	43,643	742,286
Brazil - 0.2%
Banco do Brasil S.A.	84,100	950,430
Canada - 4.8%
Air Canada*	217,400	3,147,329
Alimentation Couche-Tard, Inc.	44,000	2,511,269
Brookfield Corp.	23,300	974,969
Centerra Gold, Inc.	187,000	1,104,426
Fairfax Financial Holdings Ltd.	2,100	2,263,637
iA Financial Corp, Inc.	13,700	851,098
Loblaw Co. Ltd.	22,000	2,437,858
Metro, Inc.	34,000	1,825,315
Rogers Communications, Inc., Class B	23,500	962,866
Shopify, Inc., Class A*	20,900	1,612,380
WSP Global, Inc.	11,700	1,950,014
China - 2.7%
Agricultural Bank of China Ltd., Class H	2,812,000	1,186,973
Bank of China Ltd., Class H	9,383,000	3,847,130
China CITIC Bank Corp. Ltd., Class H	1,530,000	816,102
China Construction Bank Corp., Class H	3,912,000	2,360,788
Industrial & Commercial Bank of China Ltd., Class H	1,529,000	768,527
Vipshop Holdings, Ltd. Sponsored ADR*	107,700	1,782,435
Denmark - 3.7%
Danske Bank A/S	111,259	3,339,597
Novo Nordisk A/S, Class B	80,763	10,359,745
Pandora A/S	8,130	1,312,231
Finland - 0.5%
Nordea Bank Abp	165,954	1,849,473
France - 8.5%
Cie de Saint-Gobain S.A.	43,965	3,412,301
Covivio S.A.	17,107	881,768
Eiffage S.A.	31,115	3,531,321
Engie S.A.	146,721	2,458,663
Hermes International SCA	837	2,139,195
L'Oreal S.A.	5,558	2,632,120
LVMH Moet Hennessy Louis Vuitton SE	3,083	2,774,082
Publicis Groupe S.A.	19,387	2,113,587
Renault S.A.	64,007	3,229,812
Sanofi S.A.	26,553	2,583,204
TotalEnergies SE	67,517	4,644,468
Unibail-Rodamco-Westfield*	28,659	2,305,518
Veolia Environnement S.A.	55,475	1,804,710
Germany - 5.1%
Bayerische Motoren Werke AG	31,827	3,672,174
Daimler Truck Holding AG	58,268	2,952,728
Deutsche Telekom AG	139,822	3,394,121
E.ON SE	132,570	1,845,635
Heidelberg Materials AG	20,058	2,208,019
Infineon Technologies AG	35,022	1,190,946
SAP SE	27,209	5,298,126
Hong Kong - 4.1%
Alibaba Group Holding Ltd.	245,800	2,222,729
Baidu, Inc., Class A*	108,350	1,426,387
CK Hutchison Holdings Ltd.	542,500	2,610,861
CLP Holdings Ltd.	94,500	753,755
Tencent Holdings Ltd.	76,400	2,975,776
Trip.com Group Ltd.*	146,000	6,473,845
India - 0.2%
Dr. Reddy's Laboratories Ltd., Sponsored ADR	10,000	733,500
Ireland - 0.8%
James Hardie Industries PLC, CDI*	36,231	1,456,244
PDD Holdings, Inc., Sponsored ADR*	16,800	1,953,000
Israel - 1.5%
Bank Leumi Le-Israel B.M.	285,125	2,370,100
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	262,600	3,705,286
Italy - 2.6%
Enel SpA	332,199	2,193,018
Intesa Sanpaolo SpA	1,768,628	6,421,091
Leonardo SpA	73,250	1,840,313
Japan - 19.0%
Canon, Inc.	65,200	1,942,638
Daiichi Sankyo Co. Ltd.	43,000	1,368,213
FUJIFILM Holdings Corp.	195,900	4,398,860
Honda Motor Co. Ltd.	287,000	3,551,250
ITOCHU Corp.	122,500	5,262,551
Kirin Holdings Co. Ltd.	84,500	1,175,083
Kubota Corp.	104,200	1,634,870
Marubeni Corp.	196,300	3,399,848
Mitsubishi Corp.	163,200	3,771,753
Mitsubishi Heavy Industries Ltd.	203,000	1,839,857
Mitsubishi UFJ Financial Group, Inc.	332,800	3,385,941
Mitsui & Co. Ltd.	71,300	3,333,388
Mizuho Financial Group, Inc.	118,700	2,347,329
Murata Manufacturing Co. Ltd.	75,200	1,406,422
Nintendo Co. Ltd.	40,000	2,182,585
Nippon Telegraph & Telephone Corp.	2,954,800	3,519,472
Olympus Corp.	80,300	1,156,185
Otsuka Holdings Co. Ltd.	48,500	2,014,608
Renesas Electronics Corp.	161,800	2,883,383
Sekisui House Ltd.	83,700	1,906,491
Seven & i Holdings Co. Ltd.	87,600	1,276,848
Sony Group Corp.	14,200	1,217,660
Sumitomo Corp.	194,700	4,689,924
Sumitomo Mitsui Financial Group, Inc.	77,400	4,525,787
Takeda Pharmaceutical Co. Ltd.	37,800	1,051,365
TDK Corp.	95,700	4,699,636
Tokyo Electron Ltd.	5,916	1,540,817
Toyota Motor Corp.	219,200	5,540,274
Mexico - 0.5%
Cemex S.A.B. de C.V., Sponsored ADR*	221,600	1,996,616
Netherlands - 4.1%
ASML Holding N.V.	9,289	9,005,359
Iveco Group N.V.*	60,186	896,605
NN Group N.V.	63,159	2,915,750
Prosus N.V.*	22,211	695,215
Stellantis N.V.	106,623	3,029,067
Norway - 0.2%
Norsk Hydro ASA	115,415	634,250
Singapore - 0.7%
DBS Group Holdings Ltd.	103,500	2,762,189
South Korea - 3.6%
Hyundai Motor Co.	35,483	6,243,889
Kia Corp.	22,324	1,855,330
Samsung Electronics Co. Ltd.	108,916	6,545,581
Spain - 1.0%
Cellnex Telecom S.A.	20,300	718,109
Iberdrola S.A.	138,682	1,722,485
Repsol S.A.	101,187	1,688,940
Sweden - 0.9%
Atlas Copco AB, Class A	213,605	3,607,480
Switzerland - 2.2%
Nestle S.A.	22,113	2,349,505
Novartis AG	31,597	3,060,436
Roche Holding AG	5,443	1,389,702
UBS Group AG	75,580	2,327,179
Taiwan - 7.7%
Asustek Computer, Inc.	205,000	2,713,886
Compal Electronics, Inc.	3,934,000	4,711,690
CTBC Financial Holding Co. Ltd.	2,028,000	2,052,656
King Yuan Electronics Co. Ltd.	665,000	2,203,695
MediaTek, Inc.	143,000	5,181,506
Micro-Star International Co. Ltd.	315,000	1,643,775
Quanta Computer, Inc.	319,000	2,793,474
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	60,700	8,258,235
Wistron Corp.	446,000	1,680,119
Turkey - 0.4%
Turk Hava Yollari AO*	169,112	1,557,449
United Kingdom - 13.3%
3i Group PLC	264,177	9,367,020
AstraZeneca PLC	31,261	4,199,716
BAE Systems PLC	263,815	4,496,833
Barclays PLC	2,016,454	4,673,424
BP PLC	290,931	1,825,132
Coca-Cola Europacific Partners PLC	26,436	1,849,198
Experian PLC	21,220	924,617
GSK PLC	122,871	2,638,085
HSBC Holdings PLC	588,310	4,598,710
Marks & Spencer Group PLC	538,276	1,802,614
RELX PLC	33,968	1,464,883
Rio Tinto PLC	59,809	3,781,413
Rolls-Royce Holdings PLC*	696,915	3,749,653
Segro PLC	104,774	1,194,582
Shell PLC	122,587	4,067,370
SSE PLC	66,047	1,376,946
Standard Chartered PLC	234,589	1,988,777
Total common stocks (cost $291,640,978)		368,069,801

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Volkswagen AG	20,455	2,712,834
Total preferred stocks (cost $2,381,168)		2,712,834

EXCHANGE TRADED FUNDS - 4.8%
United States - 4.8%
iShares MSCI India ETF	282,600	14,579,334
Xtrackers Harvest CSI 300 China A-Shares ETF(a)	203,925	4,908,475
Total exchange traded funds (cost $17,966,823)		19,487,809

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 5.23%#	4,679,500	4,679,500
Total money market funds (cost $4,679,500)		4,679,500
Total investment portfolio (cost $316,668,469) - 97.5%		394,949,944
Other assets in excess of liabilities - 2.5%		10,011,165
Total net assets - 100.0%		$404,961,109

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $4,597,370 or 1.1% of net assets as of the date of this report.
ETF - Exchange Traded Fund
ADR - American Depositary Receipt
CDI - Chess Depositary Interests
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common stocks	$40,869,861	$327,199,940	$-
Preferred stocks	–	2,712,834	–
Exchange traded funds	19,487,809	–	–
Money market funds	4,679,500	–	–
Total Investments	$65,037,170	$329,912,774	$-